UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Hong T. Le

International Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

International Growth and Income FundSM Semi-annual report for the six months ended December 31, 2020

Pursues growth and
income opportunities
across international
markets

International Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2020:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	1.58%	7.32%	5.08%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.92% for Class A shares as of the prospectus dated September 1, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2021, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.36%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

21	Financial highlights

Fellow investors:

Results for International Growth and Income Fund for the periods ended December 31, 2020, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/igaax. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended December 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 10/1/08)

International Growth and Income Fund (Class A shares)	25.72%	7.78%	8.60%	5.71%	7.22%
MSCI All Country World Index (ACWI) ex USA*	24.33	10.65	8.93	4.92	5.65

*	The market index is unmanaged and therefore has no expenses. Investors cannot invest directly in an index.

International Growth and Income Fund	1

Investment portfolio December 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	24.33%
United Kingdom	14.38
China	7.10
Switzerland	6.35
Japan	5.88
Taiwan	5.85
Hong Kong	5.52
United States	4.50
Brazil	3.80
South Korea	3.69
Canada	2.96
Sweden	2.88
Russian Federation	2.68
Denmark	2.36
India	2.05
Other countries	3.06
Short-term securities & other assets less liabilities	2.61

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.75%	Shares	Value (000)
Financials 18.44%
AIA Group Ltd.[1]	27,873,200	$343,333
Zurich Insurance Group AG1	425,983	180,549
Ping An Insurance (Group) Company of China, Ltd., Class H1	14,506,500	178,184
AXA SA1	6,999,159	167,916
HDFC Bank Ltd.[1,2]	8,298,838	163,470
EQT AB1	6,379,391	163,037
Toronto-Dominion Bank (CAD denominated)	2,869,266	162,116
Euronext NV1	1,443,128	159,008
Prudential PLC[1]	7,056,093	130,243
Sberbank of Russia PJSC (ADR)[1]	8,883,301	128,061
UBS Group AG1	9,104,974	127,346
B3 SA - Brasil, Bolsa, Balcao	8,610,000	102,739
Hong Kong Exchanges and Clearing Ltd.[1]	1,793,100	98,621
Partners Group Holding AG1	81,410	95,094
Hiscox Ltd.[1,2]	5,944,396	81,958
Banco Bilbao Vizcaya Argentaria, SA1	15,641,645	76,677
Aviva PLC[1]	16,938,971	75,974
HDFC Life Insurance Company Ltd.[1,2]	8,185,000	75,925
Kotak Mahindra Bank Ltd.[1,2]	2,755,000	75,395
KBC Groep NV1,2	1,032,000	72,330
London Stock Exchange Group PLC[1]	556,062	68,543
Moscow Exchange MICEX-RTS PJSC[1]	26,112,700	56,346
Société Générale[1,2]	2,701,018	56,268
Intercontinental Exchange, Inc.	408,399	47,084
UniCredit SpA[1,2]	4,960,623	45,905
Fairfax Financial Holdings Ltd., subordinate voting shares	127,533	43,468

2	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Tokio Marine Holdings, Inc.[1]	770,800	$39,930
Bank of Nova Scotia (CAD denominated)[3]	728,000	39,348
3i Group PLC[1]	2,374,904	37,943
FinecoBank SpA[1,2]	2,260,000	36,882
Banco Santander, SA1,2	11,549,853	35,861
DNB ASA[1,2]	1,796,269	35,366
Brookfield Asset Management Inc., Class A (CAD denominated)	845,687	34,960
M&G PLC[1]	11,780,149	31,910
Discovery Ltd.[1]	3,070,754	31,780
Barclays PLC[1,2]	14,904,641	29,914
Macquarie Group Ltd.[1]	276,154	29,508
BB Seguridade Participações SA	4,565,000	26,041
Lufax Holding Ltd. (ADR)[2,3]	1,600,000	22,720
Resona Holdings, Inc.[1]	5,851,100	20,604
TMX Group Ltd.	201,112	20,087
Investor AB, Class B1	257,152	18,794
DBS Group Holdings Ltd.[1]	836,100	15,815
ING Groep NV1,2	1,393,014	13,197
QBE Insurance Group Ltd.[1]	1,822,679	11,999
ICICI Bank Ltd. (ADR)[2]	422,745	6,282
Piraeus Bank SA1,2	12,030	19
		3,514,550

Information technology 14.52%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	52,130,506	979,088
ASML Holding NV1	892,415	431,270
Tokyo Electron Ltd.[1]	889,500	331,771
Samsung Electronics Co., Ltd.[1]	1,863,800	139,296
Edenred SA1	2,445,662	138,765
PagSeguro Digital Ltd., Class A2	2,253,602	128,185
Broadcom Inc.	290,264	127,092
TDK Corp.[1]	656,300	98,989
Keyence Corp.[1]	158,500	89,201
Vanguard International Semiconductor Corp.[1]	21,424,250	88,790
Logitech International SA1	511,994	49,658
MediaTek Inc.[1]	1,723,000	46,014
NetEase, Inc.[1]	1,971,400	37,722
Nokia Corp.[1,2]	8,318,524	31,725
Worldline SA, non-registered shares[1,2]	262,000	25,341
Infosys Ltd. (ADR)	730,608	12,384
Nemetschek SE1	98,360	7,259
Capita PLC[1,2]	7,358,191	3,949
		2,766,499

Consumer discretionary 12.78%
Evolution Gaming Group AB1	2,233,946	226,492
LVMH Moët Hennessy-Louis Vuitton SE1	308,282	192,624
Wynn Macau, Ltd.[1,2]	102,692,400	172,663
Midea Group Co., Ltd., Class A1	10,792,366	162,728
Renault SA1,2	3,378,861	147,846
Alibaba Group Holding Ltd.[1,2]	4,667,200	136,365
Allegro.eu1,2	5,117,900	116,295
Gree Electric Appliances, Inc. of Zhuhai, Class A1	10,806,276	102,586
Peugeot SA1,2	3,204,474	87,697
Ocado Group PLC[1,2]	2,693,022	84,384
adidas AG1,2	219,042	79,738
Sony Corp.[1]	786,900	79,118
Sands China Ltd.[1]	17,044,800	74,922
Naspers Ltd., Class N1	362,081	74,108
Valeo SA, non-registered shares[1]	1,793,264	70,823
InterContinental Hotels Group PLC[1,2]	1,074,421	69,797
Cie. Financière Richemont SA, Class A1	741,926	67,042
MGM China Holdings, Ltd.[1,3]	35,633,600	61,242
B&M European Value Retail SA1	8,649,079	61,078
Restaurant Brands International Inc. (CAD denominated)	919,993	56,252
Paltac Corp.[1]	980,100	53,338
Li Ning Co. Ltd.[1]	6,239,048	42,981
OPAP SA1	3,030,177	40,578

International Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Prosus NV1	362,081	$38,950
Barratt Developments PLC[1,2]	3,326,034	30,513
Nokian Renkaat Oyj[1]	710,000	24,812
JD Health International Inc.[1,2]	1,241,150	24,015
Sodexo SA1	280,900	23,778
Galaxy Entertainment Group Ltd.[1]	2,495,000	19,406
Industria de Diseño Textil, SA1	425,988	13,564
		2,435,735

Consumer staples 9.67%
British American Tobacco PLC[1]	12,179,240	453,006
Nestlé SA1	2,319,541	273,077
Philip Morris International Inc.	2,808,275	232,497
Pernod Ricard SA1	867,564	166,302
Anheuser-Busch InBev SA/NV1	2,191,416	153,141
Associated British Foods PLC[1,2]	4,775,234	147,950
Kweichow Moutai Co., Ltd., Class A1	429,763	131,331
Carlsberg A/S, Class B1	668,900	107,237
Unilever PLC[1]	1,473,155	88,680
Reckitt Benckiser Group PLC[1]	386,581	34,574
Bakkafrost P/F1,2	439,578	31,396
Danone SA1	223,576	14,695
X5 Retail Group NV (GDR)[1]	244,569	8,809
		1,842,695

Industrials 9.61%
Airbus SE, non-registered shares[1,2]	2,365,770	259,878
BAE Systems PLC[1]	27,271,221	182,396
ABB Ltd.[1]	6,422,785	179,654
SMC Corp.[1]	219,400	133,993
Safran SA1,2	759,846	107,762
Meggitt PLC[1,2]	16,575,118	105,897
Ryanair Holdings PLC (ADR)[2]	831,073	91,401
Alliance Global Group, Inc.[1]	350,520,000	77,408
AB Volvo, Class B1,2	3,109,150	73,166
Cathay Pacific Airways Ltd.[1,2]	73,196,180	67,700
CCR SA, ordinary nominative	24,403,209	63,284
Kone OYJ, Class B1	672,424	54,567
ASSA ABLOY AB, Class B1	1,955,340	48,094
RELX PLC[1]	1,783,137	43,860
VAT Group AG1	175,621	43,772
Bunzl PLC[1]	1,268,338	42,396
SITC International Holdings Co. Ltd.[1]	18,543,000	40,145
Rheinmetall AG1	374,131	39,539
MTU Aero Engines AG1	102,178	26,623
Experian PLC[1]	611,982	23,320
Epiroc AB, Class A1	581,564	10,571
Epiroc AB, Class B1	611,305	10,356
Adecco Group AG1	278,700	18,687
Singapore Technologies Engineering Ltd[1]	6,247,100	18,037
International Consolidated Airlines Group, SA (CDI)[1,2]	7,719,757	16,895
Geberit AG1	23,104	14,456
Canadian National Railway Company (CAD denominated)	109,639	12,053
Shanghai International Airport Co., Ltd., Class A1	988,619	11,443
Aeroflot - Russian Airlines PJSC[1,2]	9,648,192	9,287
JGC Holdings Corp.[1]	521,598	4,906
		1,831,546

Health care 6.75%
AstraZeneca PLC[1]	3,827,560	382,407
Sanofi[1]	1,768,861	170,908
Novo Nordisk A/S, Class B1	1,667,987	116,668
Novartis AG1	1,051,557	99,320
Koninklijke Philips NV (EUR denominated)[1,2]	1,835,353	98,221
Bayer AG1	1,657,037	97,397
GlaxoSmithKline PLC[1]	4,530,226	83,008
HOYA Corp.[1]	519,300	71,782
ORPEA Group, non-registered shares[1,2]	204,326	26,928

4	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Hutchison China MediTech Ltd. (ADR)[2]	814,968	$26,095
Shionogi & Co., Ltd.[1]	468,700	25,620
Mettler-Toledo International Inc.[2]	19,037	21,696
Takeda Pharmaceutical Company, Ltd.[1]	577,700	20,943
Sonova Holding AG1,2	80,000	20,596
Roche Holding AG, nonvoting, non-registered shares[1]	36,023	12,569
Hypera SA, ordinary nominative	1,258,800	8,300
Galapagos NV1,2	42,032	4,136
		1,286,594

Utilities 5.77%
Enel SpA[1]	34,447,945	347,868
Ørsted AS1	1,113,085	227,653
Engie SA1,2	7,594,138	116,276
Brookfield Infrastructure Partners LP	1,678,131	83,030
National Grid PLC[1]	6,673,797	79,489
China Gas Holdings Ltd.[1]	18,122,800	72,260
Iberdrola, SA, non-registered shares[1]	4,520,800	64,654
Guangdong Investment Ltd.[1]	31,204,000	56,371
Endesa, SA1	1,401,487	38,427
ENN Energy Holdings Ltd.[1]	662,100	9,718
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	60,208	4,361
		1,100,107

Materials 5.52%
Vale SA, ordinary nominative	12,920,168	217,525
Vale SA, ordinary nominative (ADR)	4,594,181	76,999
Linde PLC	606,500	159,819
Koninklijke DSM NV1	810,978	139,704
Rio Tinto PLC[1]	1,656,930	123,978
Asahi Kasei Corp.[1]	8,050,100	82,800
LyondellBasell Industries NV	511,870	46,918
Alrosa PJSC[1]	28,747,745	38,225
AngloGold Ashanti Ltd. (ADR)	1,621,929	36,688
Fortescue Metals Group Ltd.[1]	1,912,507	34,579
Barrick Gold Corp.	993,175	22,624
Shin-Etsu Chemical Co., Ltd.[1]	116,300	20,360
BASF SE1	235,000	18,557
Sika AG1	53,111	14,499
Givaudan SA1	2,814	11,853
Gerdau SA (ADR)	1,198,748	5,598
		1,050,726

Energy 4.45%
Total SE1,3	5,237,383	225,931
Gazprom PJSC (ADR)[1]	24,814,367	137,947
LUKOIL Oil Co. PJSC (ADR)[1]	1,598,922	109,022
TC Energy Corp. (CAD denominated)[3]	2,503,509	101,781
Schlumberger Ltd.	4,334,898	94,631
Inter Pipeline Ltd.[3]	5,082,090	47,391
Royal Dutch Shell PLC, Class B1	1,630,451	28,090
Royal Dutch Shell PLC, Class B (ADR)	179,297	6,026
Neste Oyj[1]	430,581	31,105
Sovcomflot PAO[1,2]	19,235,200	23,572
Reliance Industries Ltd.[1]	859,046	23,401
Enbridge Inc. (CAD denominated)	581,921	18,611
		847,508

Communication services 3.85%
Koninklijke KPN NV1	70,283,608	213,085
Vodafone Group PLC[1]	95,162,895	156,603
Tencent Holdings Ltd.[1]	1,549,900	113,247
América Móvil, SAB de CV, Series L (ADR)	3,386,429	49,239
SoftBank Corp.[1]	3,795,291	47,580
BT Group PLC[1,2]	26,112,565	47,265
Indus Towers Ltd.[1]	10,676,444	33,692
KT Corp. (ADR)	2,577,914	28,383

International Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
HKBN Ltd.[1]	13,936,000	$21,576
MTN Group Ltd.[1]	4,186,190	17,165
Sea Ltd., Class A (ADR)[2]	30,187	6,009
		733,844

Real estate 2.39%
Longfor Group Holdings Ltd.[1]	29,177,500	171,360
CK Asset Holdings Ltd.[1]	18,782,244	96,608
Link Real Estate Investment Trust REIT[1,3]	6,287,304	57,286
Brookfield Property Partners LP	2,830,512	40,958
Unibail-Rodamco-Westfield REIT, non-registered shares[1,3]	468,461	36,983
KE Holdings Inc., Class A (ADR)[2]	529,420	32,581
China Overseas Land & Investment Ltd.[1]	9,120,000	19,839
		455,615

Total common stocks (cost: $12,837,048,000)		17,865,419

Preferred securities 3.64%
Information technology 2.81%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	7,891,325	535,679

Materials 0.31%
Gerdau SA, preferred nominative	12,654,255	59,566

Consumer discretionary 0.24%
Volkswagen AG, nonvoting preferred shares[1]	242,995	45,272

Financials 0.19%
Banco Bradesco SA, preferred nominative	6,661,490	34,807

Health care 0.09%
Sartorius AG, nonvoting preferred, non-registered shares[1]	41,862	17,546

Total preferred securities (cost: $417,939,000)		692,870

Rights & warrants 0.00%
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	1,483,852	386

Total rights & warrants (cost: $0)		386

Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 0.12%[4,5]	4,231,739	423,216
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[4,6]	23,400,000	23,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	22,700,000	22,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	10,921,834	10,922
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[4,6]	7,800,000	7,800

6	International Growth and Income Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[4,6]	3,200,000	$3,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[4,6]	2,100,000	2,100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[4,6]	1,000,000	1,000
		494,338
Total short-term securities (cost: $494,285,000)		494,338

Total investment securities 99.99% (cost: $13,749,272,000)		19,053,013
Other assets less liabilities 0.01%		2,710

Net assets 100.00%		$19,055,723

Investments in affiliates5

	Value of affiliate at 7/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 2.22%
Money market investments 2.22%
Capital Group Central Cash Fund 0.12%[4]	$655,144	$904,677	$1,136,605	$48	$(48)	$423,216	$335

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,100,660,000, which represented 84.49% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $110,746,000, which represented .58% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Rate represents the seven-day yield at 12/31/2020.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations
ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GDR = Global Depositary Receipts

See notes to financial statements.

International Growth and Income Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value (includes $110,746 of investment securities on loan):
Unaffiliated issuers (cost: $13,326,109)	$18,629,797
Affiliated issuers (cost: $423,163)	423,216	$19,053,013
Cash		12,351
Cash denominated in currencies other than U.S. dollars (cost: $6,502)		6,515
Receivables for:
Sales of investments	21,282
Sales of fund’s shares	20,020
Dividends and interest	57,625
Securities lending income	90
Other	1,646	100,663
		19,172,542
Liabilities:
Collateral for securities on loan		71,122
Payables for:
Purchases of investments	1,165
Repurchases of fund’s shares	25,203
Investment advisory services	7,494
Services provided by related parties	1,951
Trustees’ deferred compensation	2,778
Non-U.S. taxes	6,694
Other	412	45,697
Net assets at December 31, 2020		$19,055,723

Net assets consist of:
Capital paid in on shares of beneficial interest		$15,052,515
Total distributable earnings		4,003,208
Net assets at December 31, 2020		$19,055,723

See notes to financial statements.

8	International Growth and Income Fund

Statement of assets and liabilities	unaudited
at December 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (497,081 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$4,821,324	125,729		$38.35
Class C	138,801	3,626		38.28
Class T	13	–	*	38.33
Class F-1	237,777	6,194		38.39
Class F-2	2,707,757	70,599		38.35
Class F-3	4,344,239	113,371		38.32
Class 529-A	172,922	4,516		38.29
Class 529-C	10,348	271		38.15
Class 529-E	5,356	140		38.30
Class 529-T	14	–	*	38.33
Class 529-F-1	12	–	*	38.34
Class 529-F-2	28,939	755		38.34
Class 529-F-3	12	–	*	38.33
Class R-1	3,224	84		38.27
Class R-2	56,384	1,478		38.15
Class R-2E	43,004	1,128		38.14
Class R-3	93,727	2,450		38.26
Class R-4	78,370	2,045		38.32
Class R-5E	17,669	461		38.29
Class R-5	42,837	1,111		38.55
Class R-6	6,252,994	163,123		38.33

*	Amount less than one thousand.

See notes to financial statements.

International Growth and Income Fund	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended December 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $18,872; also includes $335 from affiliates)	$205,470
Securities lending income (net of fees)	1,206
Interest	18	$206,694
Fees and expenses*:
Investment advisory services	41,143
Distribution services	7,153
Transfer agent services	5,001
Administrative services	2,605
Reports to shareholders	374
Registration statement and prospectus	914
Trustees’ compensation	435
Auditing and legal	179
Custodian	2,177
Other	72
Total fees and expenses before reimbursement	60,053
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	– †
Total fees and expenses after reimbursement		60,053
Net investment income		146,641

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	124,437
Affiliated issuers	48
In-kind redemptions	13,451
Currency transactions	(1,369)	136,567
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $4,232):
Unaffiliated issuers	3,740,824
Affiliated issuers	(48)
Currency translations	2,014	3,742,790
Net realized gain and unrealized appreciation		3,879,357

Net increase in net assets resulting from operations		$4,025,998

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	International Growth and Income Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2020*	Year ended June 30, 2020
Operations:
Net investment income	$146,641	$310,307
Net realized gain (loss)	136,567	(522,337)
Net unrealized appreciation (depreciation)	3,742,790	(572,212)
Net increase (decrease) in net assets resulting from operations	4,025,998	(784,242)

Distributions paid to shareholders	(166,269)	(327,783)

Net capital share transactions	(626,459)	1,585,951

Total increase in net assets	3,233,270	473,926

Net assets:
Beginning of period	15,822,453	15,348,527
End of period	$19,055,723	$15,822,453

*	Unaudited.

See notes to financial statements.

International Growth and Income Fund	11

Notes to financial statements	unaudited

1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of

12	International Growth and Income Fund

investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

International Growth and Income Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$504,845	$3,009,705	$—	$3,514,550
Information technology	267,661	2,498,838	—	2,766,499
Consumer discretionary	56,252	2,379,483	—	2,435,735
Consumer staples	232,497	1,610,198	—	1,842,695
Industrials	166,738	1,664,808	—	1,831,546
Health care	56,091	1,230,503	—	1,286,594
Utilities	87,391	1,012,716	—	1,100,107
Materials	566,171	484,555	—	1,050,726
Energy	268,440	579,068	—	847,508
Communication services	83,631	650,213	—	733,844
Real estate	73,539	382,076	—	455,615
Preferred securities	94,373	598,497	—	692,870
Rights & warrants	386	—	—	386
Short-term securities	494,338	—	—	494,338
Total	$2,952,353	$16,100,660	$—	$19,053,013

14	International Growth and Income Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

International Growth and Income Fund	15

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2020, the total value of securities on loan was $110,746,000, and the total value of collateral received was $116,521,000. Collateral received includes cash of $71,122,000 and U.S. government securities of $45,399,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

16	International Growth and Income Fund

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$24,096
Capital loss carryforward[1]	(1,361,183)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of December 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,974,680
Gross unrealized depreciation on investments	(741,630)
Net unrealized appreciation on investments	5,233,050
Cost of investments	13,819,963

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended December 31, 2020		Year ended June 30, 2020
Class A	$36,847		$85,271
Class C	597		2,022
Class T	—	[2]	—	[2]
Class F-1	1,847		3,880
Class F-2	25,135		59,452
Class F-3	40,145		63,879
Class 529-A	1,288		2,676
Class 529-C	40		252
Class 529-E	35		82
Class 529-T	—	[2]	—	[2]
Class 529-F-1	121		462
Class 529-F-2[3]	111
Class 529-F-3[3]	—	[2]
Class R-1	15		34
Class R-2	253		605
Class R-2E	251		276
Class R-3	612		1,132
Class R-4	592		1,261
Class R-5E	151		239
Class R-5	376		635
Class R-6	57,853		105,625
Total	$166,269		$327,783

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

International Growth and Income Fund	17

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.440% on such assets in excess of $17 billion. For the six months ended December 31, 2020, the investment advisory services fee was $41,143,000, which was equivalent to an annualized rate of 0.474% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended December 31, 2020, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

18	International Growth and Income Fund

For the six months ended December 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$5,364	$2,733		$654		Not applicable
Class C	652	86		20		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	272	142		33		Not applicable
Class F-2	Not applicable	1,439		394		Not applicable
Class F-3	Not applicable	240		586		Not applicable
Class 529-A	182	89		23		$47
Class 529-C	49	7		2		3
Class 529-E	12	1		1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	9		2		5
Class 529-F-2†	Not applicable	4		1		3
Class 529-F-3†	Not applicable	—	*	—	*	—	*
Class R-1	14	2		—	*	Not applicable
Class R-2	192	86		8		Not applicable
Class R-2E	116	36		6		Not applicable
Class R-3	215	64		13		Not applicable
Class R-4	85	34		10		Not applicable
Class R-5E	Not applicable	12		2		Not applicable
Class R-5	Not applicable	6		5		Not applicable
Class R-6	Not applicable	11		845		Not applicable
Total class-specific expenses	$7,153	$5,001		$2,605		$59

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $435,000 in the fund’s statement of operations reflects $54,000 in current fees (either paid in cash or deferred) and a net increase of $381,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $17,519,000 and $7,654,000, respectively, which generated $898,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2020.

International Growth and Income Fund	19

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2020

Class A	$173,034	5,101		$36,153		1,039		$(351,396)	(10,408)	$(142,209)	(4,268)
Class C	5,146	150		593		17		(43,077)	(1,310)	(37,338)	(1,143)
Class T	—	—		—		—		—	—	—	—
Class F-1	19,440	575		1,767		51		(32,312)	(955)	(11,105)	(329)
Class F-2	227,108	6,665		24,298		699		(579,236)	(16,556)	(327,830)	(9,192)
Class F-3	332,636	9,817		39,932		1,147		(451,563)	(13,223)	(78,995)	(2,259)
Class 529-A	18,964	577		1,287		37		(14,195)	(421)	6,056	193
Class 529-C	873	26		40		1		(13,090)	(409)	(12,177)	(382)
Class 529-E	283	8		35		1		(554)	(16)	(236)	(7)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	2,193	67		121		4		(24,261)	(773)	(21,947)	(702)
Class 529-F-2[3]	24,343	768		110		3		(594)	(16)	23,859	755
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	155	5		15		—	[2]	(280)	(8)	(110)	(3)
Class R-2	5,044	149		253		8		(7,539)	(225)	(2,242)	(68)
Class R-2E	2,645	79		251		7		(3,483)	(104)	(587)	(18)
Class R-3	9,298	277		611		18		(12,642)	(372)	(2,733)	(77)
Class R-4	10,169	288		592		17		(10,992)	(326)	(231)	(21)
Class R-5E	1,542	45		151		4		(1,143)	(34)	550	15
Class R-5	7,305	210		236		7		(4,464)	(131)	3,077	86
Class R-6	399,153	11,823		57,842		1,660		(479,266)	(13,493)	(22,271)	(10)
Total net increase (decrease)	$1,239,341	36,630		$164,287		4,720		$(2,030,087)	(58,780)	$(626,459)	(17,430)

Year ended June 30, 2020

Class A	$408,806	12,866		$83,607		2,697		$(853,994)	(27,840)	$(361,581)	(12,277)
Class C	15,054	470		1,997		63		(62,051)	(1,945)	(45,000)	(1,412)
Class T	—	—		—		—		—	—	—	—
Class F-1	82,477	2,587		3,774		122		(76,457)	(2,422)	9,794	287
Class F-2	764,174	24,931		57,649		1,861		(1,043,349)	(33,610)	(221,526)	(6,818)
Class F-3	1,814,631	59,225		63,464		2,061		(751,437)	(24,424)	1,126,658	36,862
Class 529-A	18,472	564		2,674		86		(25,482)	(791)	(4,336)	(141)
Class 529-C	3,048	95		252		8		(7,289)	(225)	(3,989)	(122)
Class 529-E	578	18		82		3		(998)	(31)	(338)	(10)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	5,929	178		462		15		(4,636)	(142)	1,755	51
Class R-1	603	19		33		1		(912)	(29)	(276)	(9)
Class R-2	12,852	401		605		19		(15,879)	(502)	(2,422)	(82)
Class R-2E	37,189	1,091		276		10		(2,793)	(91)	34,672	1,010
Class R-3	43,679	1,314		1,128		37		(25,867)	(812)	18,940	539
Class R-4	19,201	601		1,260		41		(19,006)	(594)	1,455	48
Class R-5E	13,370	407		239		8		(3,693)	(127)	9,916	288
Class R-5	22,317	653		519		17		(10,447)	(349)	12,389	321
Class R-6	1,104,318	36,739		105,596		3,439		(200,074)	(6,067)	1,009,840	34,111
Total net increase (decrease)	$4,366,698	142,159		$323,617		10,488		$(3,104,364)	(100,001)	$1,585,951	52,646

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,742,046,000 and $2,221,687,000, respectively, during the six months ended December 31, 2020.

20	International Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2020[5,6]	$30.76	$.25	$7.63	$7.88	$(.29)	$38.35	25.72%[7]	$4,821		.92%[8]		.92%[8]		1.46%[8]
6/30/2020	33.23	.58	(2.43)	(1.85)	(.62)	30.76	(5.56)	3,999		.92		.92		1.80
6/30/2019	33.25	.77	(.02)	.75	(.77)	33.23	2.34	4,728		.91		.91		2.41
6/30/2018	32.03	.77	1.23	2.00	(.78)	33.25	6.18	4,922		.90		.90		2.23
6/30/2017	27.81	.63	4.27	4.90	(.68)	32.03	17.80	4,700		.92		.92		2.11
6/30/2016	31.99	.73	(4.11)	(3.38)	(.80)	27.81	(10.62)	4,432		.91		.91		2.52
Class C:
12/31/2020[5,6]	30.71	.13	7.60	7.73	(.16)	38.28	25.23 [7]	139		1.67	[8]	1.67	[8]	.76	[8]
6/30/2020	33.16	.34	(2.42)	(2.08)	(.37)	30.71	(6.29)	146		1.66		1.66		1.06
6/30/2019	33.16	.50	.02	.52	(.52)	33.16	1.59	205		1.69		1.69		1.58
6/30/2018	31.95	.49	1.23	1.72	(.51)	33.16	5.35	250		1.69		1.69		1.43
6/30/2017	27.74	.38	4.27	4.65	(.44)	31.95	16.83	255		1.72		1.72		1.28
6/30/2016	31.91	.48	(4.08)	(3.60)	(.57)	27.74	(11.35)	263		1.72		1.72		1.68
Class T:
12/31/2020[5,6]	30.75	.29	7.63	7.92	(.34)	38.33	25.86 [7,9]	—	[10]	.66	[8,9]	.66	[8,9]	1.71	[8,9]
6/30/2020	33.23	.67	(2.44)	(1.77)	(.71)	30.75	(5.33)[9]	—	[10]	.66	[9]	.66	[9]	2.07	[9]
6/30/2019	33.24	.85	(.01)	.84	(.85)	33.23	2.61 [9]	—	[10]	.67	[9]	.67	[9]	2.66	[9]
6/30/2018	32.03	.84	1.22	2.06	(.85)	33.24	6.40 [9]	—	[10]	.69	[9]	.69	[9]	2.44	[9]
6/30/2017[5,11]	30.40	.29	1.65	1.94	(.31)	32.03	6.37 [7,9]	—	[10]	.16	[7,9]	.16	[7,9]	.93	[7,9]
Class F-1:
12/31/2020[5,6]	30.80	.25	7.63	7.88	(.29)	38.39	25.69 [7]	238		.93	[8]	.93	[8]	1.45	[8]
6/30/2020	33.27	.59	(2.44)	(1.85)	(.62)	30.80	(5.55)	201		.92		.92		1.81
6/30/2019	33.29	.76	(.02)	.74	(.76)	33.27	2.29	207		.95		.95		2.36
6/30/2018	32.06	.74	1.25	1.99	(.76)	33.29	6.16	250		.94		.94		2.15
6/30/2017	27.80	.57	4.32	4.89	(.63)	32.06	17.73	362		.97		.97		1.93
6/30/2016	31.98	.61	(4.00)	(3.39)	(.79)	27.80	(10.68)	768		.96		.96		2.11
Class F-2:
12/31/2020[5,6]	30.77	.29	7.63	7.92	(.34)	38.35	25.84 [7]	2,708		.66	[8]	.66	[8]	1.72	[8]
6/30/2020	33.25	.67	(2.44)	(1.77)	(.71)	30.77	(5.33)	2,455		.66		.66		2.06
6/30/2019	33.26	.85	(.01)	.84	(.85)	33.25	2.61	2,879		.68		.68		2.67
6/30/2018	32.05	.85	1.22	2.07	(.86)	33.26	6.41	2,715		.68		.68		2.46
6/30/2017	27.82	.65	4.32	4.97	(.74)	32.05	18.04	2,444		.70		.70		2.22
6/30/2016	32.00	.87	(4.19)	(3.32)	(.86)	27.82	(10.43)	3,024		.70		.70		3.02
Class F-3:
12/31/2020[5,6]	30.74	.31	7.62	7.93	(.35)	38.32	25.93 [7]	4,344		.56	[8]	.56	[8]	1.82	[8]
6/30/2020	33.22	.71	(2.45)	(1.74)	(.74)	30.74	(5.22)	3,554		.55		.55		2.20
6/30/2019	33.23	.88	(.01)	.87	(.88)	33.22	2.71	2,617		.58		.58		2.77
6/30/2018	32.02	.89	1.21	2.10	(.89)	33.23	6.53	2,304		.58		.58		2.59
6/30/2017[5,12]	29.42	.64	2.41	3.05	(.45)	32.02	10.40 [7]	1,825		.25	[7]	.25	[7]	1.99	[7]
Class 529-A:
12/31/2020[5,6]	30.72	.24	7.62	7.86	(.29)	38.29	25.67 [7]	173		.96	[8]	.96	[8]	1.41	[8]
6/30/2020	33.19	.58	(2.44)	(1.86)	(.61)	30.72	(5.59)	133		.95		.95		1.78
6/30/2019	33.20	.75	(.01)	.74	(.75)	33.19	2.30	148		.97		.97		2.36
6/30/2018	31.99	.76	1.21	1.97	(.76)	33.20	6.10	153		.95		.95		2.20
6/30/2017	27.78	.61	4.26	4.87	(.66)	31.99	17.71	136		.99		.99		2.07
6/30/2016	31.96	.70	(4.10)	(3.40)	(.78)	27.78	(10.71)	118		1.00		1.00		2.45

See end of table for footnotes.

International Growth and Income Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2020[5,6]	$30.59	$.16	$7.54	$7.70	$(.14)	$38.15	25.23%[7]		$10		1.70%[8]		1.70%[8]		.94%[8]
6/30/2020	33.03	.33	(2.41)	(2.08)	(.36)	30.59	(6.30)		20		1.69		1.69		1.03
6/30/2019	33.05	.49	— [13]	.49	(.51)	33.03	1.51		26		1.73		1.73		1.55
6/30/2018	31.83	.46	1.24	1.70	(.48)	33.05	5.33		29		1.74		1.74		1.35
6/30/2017	27.64	.38	4.24	4.62	(.43)	31.83	16.79		32		1.77		1.77		1.28
6/30/2016	31.81	.47	(4.09)	(3.62)	(.55)	27.64	(11.44)		29		1.79		1.79		1.64
Class 529-E:
12/31/2020[5,6]	30.73	.21	7.61	7.82	(.25)	38.30	25.54	[7]	5		1.15	[8]	1.15	[8]	1.24	[8]
6/30/2020	33.19	.51	(2.42)	(1.91)	(.55)	30.73	(5.76)		4		1.14		1.14		1.59
6/30/2019	33.21	.69	(.02)	.67	(.69)	33.19	2.07		5		1.17		1.17		2.17
6/30/2018	31.99	.68	1.23	1.91	(.69)	33.21	5.93		5		1.17		1.17		1.98
6/30/2017	27.78	.56	4.25	4.81	(.60)	31.99	17.45		5		1.19		1.19		1.88
6/30/2016	31.96	.62	(4.09)	(3.47)	(.71)	27.78	(10.92)		4		1.22		1.22		2.17
Class 529-T:
12/31/2020[5,6]	30.75	.28	7.63	7.91	(.33)	38.33	25.82	[7,9]	—	[10]	.72	[8,9]	.72	[8,9]	1.65	[8,9]
6/30/2020	33.23	.65	(2.44)	(1.79)	(.69)	30.75	(5.39)[9]		—	[10]	.71	[9]	.71	[9]	2.01	[9]
6/30/2019	33.24	.83	(.01)	.82	(.83)	33.23	2.54	[9]	—	[10]	.74	[9]	.74	[9]	2.59	[9]
6/30/2018	32.03	.83	1.22	2.05	(.84)	33.24	6.36	[9]	—	[10]	.73	[9]	.73	[9]	2.40	[9]
6/30/2017[5,11]	30.40	.29	1.64	1.93	(.30)	32.03	6.36	[7,9]	—	[10]	.17	[7,9]	.17	[7,9]	.92	[7,9]
Class 529-F-1:
12/31/2020[5,6]	30.76	.31	7.60	7.91	(.33)	38.34	25.83	[7,9]	—	[10]	.74	[8,9]	.74	[8,9]	1.86	[8,9]
6/30/2020	33.24	.65	(2.44)	(1.79)	(.69)	30.76	(5.39)		22		.72		.72		2.02
6/30/2019	33.25	.84	(.02)	.82	(.83)	33.24	2.54		22		.74		.74		2.62
6/30/2018	32.04	.84	1.21	2.05	(.84)	33.25	6.36		18		.74		.74		2.43
6/30/2017	27.81	.69	4.26	4.95	(.72)	32.04	17.98		15		.77		.77		2.32
6/30/2016	32.00	.79	(4.14)	(3.35)	(.84)	27.81	(10.55)		11		.79		.79		2.73
Class 529-F-2:
12/31/2020[5,6,14]	31.30	.08	7.11	7.19	(.15)	38.34	22.98	[7]	29		.11	[7]	.11	[7]	.22	[7]
Class 529-F-3:
12/31/2020[5,6,14]	31.30	.08	7.11	7.19	(.16)	38.33	22.99	[7]	—	[10]	.14	[7]	.10	[7]	.23	[7]
Class R-1:
12/31/2020[5,6]	30.71	.13	7.60	7.73	(.17)	38.27	25.23	[7,9]	3		1.63	[8,9]	1.63	[8,9]	.75	[8,9]
6/30/2020	33.16	.36	(2.42)	(2.06)	(.39)	30.71	(6.24)[9]		3		1.63	[9]	1.63	[9]	1.11	[9]
6/30/2019	33.16	.52	.01	.53	(.53)	33.16	1.62	[9]	3		1.65	[9]	1.65	[9]	1.62	[9]
6/30/2018	31.95	.49	1.24	1.73	(.52)	33.16	5.38	[9]	4		1.65	[9]	1.65	[9]	1.42	[9]
6/30/2017	27.74	.32	4.34	4.66	(.45)	31.95	16.90		5		1.66		1.66		1.09
6/30/2016	31.91	.52	(4.09)	(3.57)	(.60)	27.74	(11.25)[9]		10		1.59	[9]	1.59	[9]	1.80	[9]

See end of table for footnotes.

22	International Growth and Income Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2020[5,6]	$30.61	$.13	$7.58	$7.71	$(.17)	$38.15	25.25%[7]	$57		1.64%[8]		1.64%[8]		.75%[8]
6/30/2020	33.06	.34	(2.41)	(2.07)	(.38)	30.61	(6.27)	47		1.66		1.66		1.07
6/30/2019	33.07	.52	— [13]	.52	(.53)	33.06	1.60	54		1.67		1.67		1.64
6/30/2018	31.87	.50	1.22	1.72	(.52)	33.07	5.38	57		1.66		1.66		1.46
6/30/2017	27.68	.40	4.25	4.65	(.46)	31.87	16.89	54		1.68		1.68		1.37
6/30/2016	31.85	.48	(4.10)	(3.62)	(.55)	27.68	(11.42)	47		1.79		1.79		1.66
Class R-2E:
12/31/2020[5,6]	30.60	.18	7.58	7.76	(.22)	38.14	25.45 [7]	43		1.34	[8]	1.34	[8]	1.04	[8]
6/30/2020	33.09	.51	(2.48)	(1.97)	(.52)	30.60	(5.95)	35		1.32		1.32		1.72
6/30/2019	33.12	.67	(.07)	.60	(.63)	33.09	1.85	5		1.39		1.39		2.09
6/30/2018	31.92	.61	1.22	1.83	(.63)	33.12	5.69	3		1.38		1.38		1.79
6/30/2017	27.74	.59	4.16	4.75	(.57)	31.92	17.24	2		1.40		1.40		1.98
6/30/2016	31.96	.87	(4.35)	(3.48)	(.74)	27.74	(10.97)	—	[10]	1.38		1.38		3.19
Class R-3:
12/31/2020[5,6]	30.70	.20	7.60	7.80	(.24)	38.26	25.50 [7]	94		1.20	[8]	1.20	[8]	1.18	[8]
6/30/2020	33.17	.50	(2.44)	(1.94)	(.53)	30.70	(5.84)	78		1.20		1.20		1.57
6/30/2019	33.18	.67	(.01)	.66	(.67)	33.17	2.04	66		1.23		1.23		2.09
6/30/2018	31.97	.65	1.23	1.88	(.67)	33.18	5.85	70		1.22		1.22		1.89
6/30/2017	27.76	.53	4.27	4.80	(.59)	31.97	17.40	66		1.25		1.25		1.80
6/30/2016	31.94	.64	(4.12)	(3.48)	(.70)	27.76	(10.95)	60		1.25		1.25		2.22
Class R-4:
12/31/2020[5,6]	30.74	.25	7.63	7.88	(.30)	38.32	25.72 [7]	78		.90	[8]	.90	[8]	1.49	[8]
6/30/2020	33.21	.59	(2.43)	(1.84)	(.63)	30.74	(5.54)	63		.90		.90		1.84
6/30/2019	33.22	.75	— [13]	.75	(.76)	33.21	2.33	67		.92		.92		2.33
6/30/2018	32.01	.75	1.23	1.98	(.77)	33.22	6.16	84		.92		.92		2.18
6/30/2017	27.79	.63	4.27	4.90	(.68)	32.01	17.77	87		.94		.94		2.13
6/30/2016	31.98	.73	(4.12)	(3.39)	(.80)	27.79	(10.67)	74		.93		.93		2.54
Class R-5E:
12/31/2020[5,6]	30.72	.29	7.61	7.90	(.33)	38.29	25.83 [7]	18		.70	[8]	.70	[8]	1.68	[8]
6/30/2020	33.20	.66	(2.44)	(1.78)	(.70)	30.72	(5.35)	14		.69		.69		2.07
6/30/2019	33.22	.93	(.11)	.82	(.84)	33.20	2.56	5		.71		.71		2.92
6/30/2018	32.01	1.02	1.03	2.05	(.84)	33.22	6.36	1		.71		.71		2.96
6/30/2017	27.79	.97	3.98	4.95	(.73)	32.01	17.97	—	[10]	.71		.71		3.19
6/30/2016[5,15]	29.43	.54	(1.61)	(1.07)	(.57)	27.79	(3.68)[7]	—	[10]	.78	[8]	.78	[8]	3.16	[8]
Class R-5:
12/31/2020[5,6]	30.92	.31	7.67	7.98	(.35)	38.55	25.93 [7]	43		.58	[8]	.58	[8]	1.79	[8]
6/30/2020	33.41	.71	(2.47)	(1.76)	(.73)	30.92	(5.25)	32		.58		.58		2.20
6/30/2019	33.42	.84	.01	.85	(.86)	33.41	2.64	24		.62		.62		2.60
6/30/2018	32.20	.88	1.22	2.10	(.88)	33.42	6.48	34		.62		.62		2.52
6/30/2017	27.95	.73	4.29	5.02	(.77)	32.20	18.13	33		.63		.63		2.46
6/30/2016	32.15	.82	(4.14)	(3.32)	(.88)	27.95	(10.39)	26		.63		.63		2.85
Class R-6:
12/31/2020[5,6]	30.75	.31	7.63	7.94	(.36)	38.33	25.93 [7]	6,253		.55	[8]	.55	[8]	1.82	[8]
6/30/2020	33.23	.71	(2.44)	(1.73)	(.75)	30.75	(5.21)	5,016		.54		.54		2.21
6/30/2019	33.24	.91	(.04)	.87	(.88)	33.23	2.71	4,288		.57		.57		2.84
6/30/2018	32.03	.90	1.21	2.11	(.90)	33.24	6.54	3,350		.57		.57		2.62
6/30/2017	27.81	.76	4.24	5.00	(.78)	32.03	18.17	2,519		.58		.58		2.56
6/30/2016	31.99	.85	(4.13)	(3.28)	(.90)	27.81	(10.33)	1,657		.58		.58		2.98

	Six months ended December 31,	Year ended June 30,
	2020[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[16]	11%	35%	35%	27%	37%	37%

International Growth and Income Fund	23

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

24	International Growth and Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth and Income Fund	25

Expense example (continued)	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,257.19	$5.23	.92%
Class A – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class C – actual return	1,000.00	1,252.29	9.48	1.67
Class C – assumed 5% return	1,000.00	1,016.79	8.49	1.67
Class T – actual return	1,000.00	1,258.60	3.76	.66
Class T – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-1 – actual return	1,000.00	1,256.85	5.29	.93
Class F-1 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class F-2 – actual return	1,000.00	1,258.42	3.76	.66
Class F-2 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-3 – actual return	1,000.00	1,259.27	3.19	.56
Class F-3 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 529-A – actual return	1,000.00	1,256.68	5.46	.96
Class 529-A – assumed 5% return	1,000.00	1,020.37	4.89	.96
Class 529-C – actual return	1,000.00	1,252.31	9.65	1.70
Class 529-C – assumed 5% return	1,000.00	1,016.64	8.64	1.70
Class 529-E – actual return	1,000.00	1,255.44	6.54	1.15
Class 529-E – assumed 5% return	1,000.00	1,019.41	5.85	1.15
Class 529-T – actual return	1,000.00	1,258.18	4.10	.72
Class 529-T – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 529-F-1 – actual return	1,000.00	1,258.28	4.21	.74
Class 529-F-1 – assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 529-F-2 – actual return†	1,000.00	1,258.55	1.28	.68
Class 529-F-2 – assumed 5% return†	1,000.00	1,021.78	3.47	.68
Class 529-F-3 – actual return†	1,000.00	1,258.91	1.13	.60
Class 529-F-3 – assumed 5% return†	1,000.00	1,022.18	3.06	.60
Class R-1 – actual return	1,000.00	1,252.31	9.25	1.63
Class R-1 – assumed 5% return	1,000.00	1,016.99	8.29	1.63
Class R-2 – actual return	1,000.00	1,252.46	9.31	1.64
Class R-2 – assumed 5% return	1,000.00	1,016.94	8.34	1.64
Class R-2E – actual return	1,000.00	1,254.46	7.61	1.34
Class R-2E – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-3 – actual return	1,000.00	1,255.04	6.82	1.20
Class R-3 – assumed 5% return	1,000.00	1,019.16	6.11	1.20
Class R-4 – actual return	1,000.00	1,257.24	5.12	.90
Class R-4 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-5E – actual return	1,000.00	1,258.29	3.98	.70
Class R-5E – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5 – actual return	1,000.00	1,259.31	3.30	.58
Class R-5 – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class R-6 – actual return	1,000.00	1,259.26	3.13	.55
Class R-6 – assumed 5% return	1,000.00	1,022.43	2.80	.55

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 184 days.

26	International Growth and Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

International Growth and Income Fund	27

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

28	International Growth and Income Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-today operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

International Growth and Income Fund	29

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30	International Growth and Income Fund

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International Growth and Income Fund	31

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	International Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: February 26, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 26, 2021